PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment

		As of December 31,
	Note	2024	2025
At cost:
Leasehold land		868,820	847,427
Buildings		16,125,870	16,880,123
Data center equipment		24,936,431	26,597,214
Leasehold improvement		9,103,258	9,169,312
Furniture and office equipment		105,371	111,107
Vehicles		4,506	4,345
		51,144,256	53,609,528
Less: Accumulated depreciation		(14,689,668)	(17,146,803)
		36,454,588	36,462,725
Construction in progress		6,564,474	5,640,294
		43,019,062	42,103,019
Less: Impairment losses	2(o)	(2,814,929)	(4,049,195)
Property and equipment, net		40,204,133	38,053,824

Schedule of depreciation of property and equipment

	Years ended December 31,
	2023	2024	2025

Cost of revenue	2,960,711	2,937,193	3,196,952
General and administrative expenses	87,619	86,675	63,590
Research and development expenses	4,864	4,086	1,497

	3,053,194	3,027,954	3,262,039